Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of estimated useful lives
Estimated useful life
Office equipment and furniture	3 - 5 Years
Leasehold improvement	The lesser of remaining lease term or 2 - 3 Years
Software	1 - 3 Years

Schedule of disaggregate the revenue
	For the Year Ended December 31,
	2020	2019	2018
	US$	US$	US$

Market data services	$73,524	$75,044	$26,882
Investor relations management services	21,113	86,788	-
Commissions	643,145	33,680	-
Other revenue	4,343	5,285	-
Total revenues	$742,125	$200,797	$26,882

Schedule of earnings per share, basic and diluted
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net loss for basic and diluted net loss per share of common stock	$(3,181,596)	$(2,243,234)	$(2,349,002)
Weighted average common stock outstanding – basic and diluted	20,385,574	20,013,288	39,600,000
Net loss per common share - basic and diluted	$(0.16)	$(0.11)	$(0.06)